Debt (Other Debt) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
Number of aircraft owned	251
Other Debt [Member]
Debt Instrument [Line Items]
Aggregate principal outstanding other debt	$ 1.6
Debt, Maturity	2023
Book value of aircraft pledged as collateral for debt	$ 1.7
Number of aircraft owned	51
Number of engines	7
Minimum [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Debt, floating interest rate	0.24%
Debt, fixed interest rate	1.38%
Maximum [Member] | Other Debt [Member]
Debt Instrument [Line Items]
Debt, floating interest rate	5.50%
Debt, fixed interest rate	12.00%